Related Party Transactions - Amounts due from/to CMCC Group (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Prepayments and other current assets	¥ 25,713	¥ 26,708
Amounts due from ultimate holding company	1,396	1,350
Right-of-use assets	65,091	74,308
Amounts due to ultimate holding company	26,714	21,677
China Mobile Communications Corporation [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	995	630
Other receivables	372	277
Prepayments and other current assets	6	2
Right-of-use assets	679	399
Lease liabilities	770	468
Accounts payable	4,770	6,741
Accrued expenses and other payables	1,696	90
Ultimate Holding Company [Member]
Disclosure of transactions between related parties [line items]
Amounts due from ultimate holding company	1,396	1,350
Amounts due to ultimate holding company	¥ 26,714	¥ 21,677